Retirement benefit plan - Change in Net Defined Benefit Liability (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in net defined benefit liability [Abstract]
Net defined benefit liabilities, beginning of period	SFr 5,770	SFr 3,213	SFr 7,098
Net pension cost through statement of income/(loss)	1,794	2,455	1,751
Remeasurement through other comprehensive income/(loss)	3,084	1,669	(4,426)
Employer's contribution	(1,804)	(1,567)	(1,210)
Net defined benefit liabilities, end of period	SFr 8,844	SFr 5,770	SFr 3,213